SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Prepaid insurance	$ 91	$ 82
Other prepaid expenses and current assets	612	661
Prepaid expenses and other current assets	$ 703	$ 743